Related party disclosures - Other transactions with KMP (Details) - Key management personnel	12 Months Ended
	Sep. 30, 2019 AUD ($) item	Sep. 30, 2018 AUD ($) item
Remuneration of KMP
Interest Payable for the Year	$ 672,167	$ 650,969
Closing Loan Balance	$ 31,718,007	$ 17,498,526
Number of KMP with Loans | item	14	13